Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2021
Accounting Policies [Abstract]
Schedule of amounts and balances of BGY education investment
	As of August 31
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	2,516,494	142,609
Restricted cash, net	9,917	2,943
Accounts receivable, net	5,181	2,857
Amounts due from related parties, net	2,126	11
Other receivables, deposits and other assets, net	33,508	20,011
Inventories	25,544	4,761
Amounts due from Affected Entities, net	—	133,092
Total current assets	2,592,770	306,284
Restricted cash - non current	1,400	1,450
Property and equipment, net	548,113	25,034
Land use rights, net	86,076	—
Intangible assets, net	127,907	46,253
Goodwill, net	473,398	227,814
Long-term investments	53,130	70,315
Prepayments for construction contract	2,096	—
Deferred tax assets, net	4,277	—
Operating lease right-of-use assets non-current	249,864	87,752
Other non-current assets, net	12,597	1,043
Total non-current assets	1,558,858	459,661
TOTAL ASSETS	4,151,628	765,945
LIABILITIES
Current liabilities
Accounts payable	28,691	10,941
Amounts due to related parties	52,567	5,641
Accrued expenses and other current liabilities	394,880	13,876
Short-term loan	7,500	—
Income tax payable	34,992	19,091
Contract liabilities	1,291,781	139,126
Refund liabilities	23,804	10,398
Operating lease liabilities	30,601	12,005
Amounts due to Affected Entities	—	276,378
Total current liabilities	1,864,816	487,456
Non-current portion of contract liabilities	1,772	1,084
Deferred tax liabilities, net	34,641	9,561
Long-term loan	77,500	—
Operating lease liabilities – non current	222,693	83,475
Other non-current liabilities due to related parties	26,843	13,154
Other non-current liabilities	11,364	—
Total non-current liabilities	374,813	107,274
TOTAL LIABILITIES	2,239,629	594,730

	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue from continuing operations of the New VIE Entities	206,037	239,968	311,373
Revenue from discontinued operations of Affected Entities	1,896,359	1,890,156	2,303,339
Net income from continuing operation of the New VIE Entities after elimination of intercompany transactions	25,619	59,321	30,335
Net income from discontinued operations of Affected Entities (Note 3) after elimination of intercompany transactions	479,907	471,495	369,343

Net cash provided by operating activities	730,145	1,534,031	555,679
Net cash used in investing activities*	(519,082)	(47,946)	(2,893,644)
Net cash (used in)/provided by financing activities	(119,844)	48,543	(42,844)
Net increase/(decrease) in cash and cash equivalents and restricted cash	91,219	1,534,628	(2,380,809)
Cash and cash equivalents and restricted cash at beginning of year	901,964	993,183	2,527,811
Cash and cash equivalents and restricted cash at end of year	993,183	2,527,811	147,002

Note*: Due to loss of control of Affected Entities on August 31, 2021, the net cash outflow disclosed in investing activities is RMB 2,912,290.

Schedule of property and equipment depreciation on straight-line basis
Buildings	20 - 50 years
Leasehold improvement	3 - 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	4 - 10 years
Office equipment	3 - 5 years
Furniture and other equipment	3 - 5 years
Others	3 years
Construction in progress	*

Note*: The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Schedule of intangible asset classes for amortization periods
Trademarks and brand names	10 years-indefinite
Core curriculum	10 years
Customer relationship, backlog and student base	0.6-7 years
Non-compete agreements	4-8 years
Software	5 years
License	3 years